Post-retirement benefits - Pensions (Details) £ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Mar. 31, 2019 GBP (£)	Mar. 31, 2019 USD ($)	Oct. 31, 2016 GBP (£)	Dec. 31, 2019 GBP (£) plan country	Dec. 31, 2019 USD ($) employee installment plan country	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 GBP (£) employee installment	Mar. 31, 2016 GBP (£)	Mar. 31, 2016 USD ($)
Post-retirement benefits
Number of employees | employee					70,600		64,600	61,100
Plan liabilities					$ 12,412
Market value of plan assets					9,605		$ 8,854
Pension schemes
Post-retirement benefits
Plan liabilities					$ 12,412		11,365
Market value of plan assets							$ 8,854
Pension schemes | UK, US and Sweden
Post-retirement benefits
Total defined benefit obligations as a percentage of total					91.00%
Net defined benefit obligations as a percentage of total					80.00%
Number of main defined benefit pension obligation countries | plan				3	3
Pension schemes | UK defined benefit plans
Post-retirement benefits
Total defined benefit obligations as a percentage of total					61.00%
Inflation assumption (as a percent)					3.00%		3.20%		2.60%	2.60%
Salary increases assumption (as a percent)									0.00%	0.00%
Pension increases assumption (as a percent)					2.80%		3.00%		2.85%	2.85%
Investment returns assumption (as a percent)									3.71%	3.71%
Plan liabilities					$ 7,580		$ 7,052		£ 5,265	$ 6,915
Market value of plan assets					6,464		$ 5,989		£ 4,492	$ 5,899
Refund adjustments required in respect of governing documentation | £				£ 0
GMP equalisation past service cost					$ 49
Pension schemes | Rest of Group defined benefit plans
Post-retirement benefits
Inflation assumption (as a percent)					1.50%		1.70%
Salary increases assumption (as a percent)					2.30%		2.50%
Pension increases assumption (as a percent)					1.50%		1.70%
Plan liabilities					$ 1,080		$ 978
Market value of plan assets					512		469
Pension schemes | Rest of Group defined benefit plans | US
Post-retirement benefits
Plan liabilities					1,592		1,463
Market value of plan assets					$ 1,506		$ 1,379
Pension schemes | Rest of Group defined benefit plans | SWEDEN
Post-retirement benefits
Inflation assumption (as a percent)					1.80%		1.90%
Salary increases assumption (as a percent)					3.30%		3.40%
Pension increases assumption (as a percent)					1.80%		1.90%
Plan liabilities					$ 2,160		$ 1,872
Market value of plan assets					$ 1,123		1,017
UK defined benefit pension | UK defined benefit plans
Post-retirement benefits
Number of employees | employee					643
Deficit recovery contribution	£ 51	$ 65
Contribution	£ 27	$ 35
Letter of credit for additional deficit recovery contribution payment | £								£ 126
Number of equal instalments | installment								5
Number of instalments paid | installment					2
GMP equalisation past service cost						£ 17	$ 23
past service credit				38	$ 49
UK defined benefit pension | UK defined benefit plans | Maximum
Post-retirement benefits
Guaranteed amount related to long-term funding agreement with Trustee | £			£ 350
UK defined benefit pension | UK defined benefit plans | Due within one year
Post-retirement benefits
Further contribution				£ 28	$ 51
US defined benefit pension | Rest of Group defined benefit plans | US
Post-retirement benefits
Total defined benefit obligations as a percentage of total					13.00%
Plan liabilities					$ 1,592
Market value of plan assets					$ 1,506
Sweden defined benefit pension | Rest of Group defined benefit plans | SWEDEN
Post-retirement benefits
Total defined benefit obligations as a percentage of total					17.00%
Plan liabilities					$ 2,160
Market value of plan assets					$ 1,123
Three main country defined benefit plans | UK, US and Sweden
Post-retirement benefits
Number of main defined benefit pension obligation countries | country				3	3
Three main country defined benefit plans | UK, US and Sweden | Due within one year
Post-retirement benefits
Further contribution					$ 31